Document and Entity Information	Jun. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2022
Entity Registrant Name	AVROBIO, INC.
Entity Central Index Key	0001681087
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38537
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 300
Entity Address, Address Line Three	Suite 201
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	914-8420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVRO
Security Exchange Name	NASDAQ